Retirement and Severance Benefits	12 Months Ended
Mar. 31, 2011
Retirement and Severance Benefits
Retirement and Severance Benefits
(10)	Retirement and Severance Benefits

(a)	Defined benefit plans

The Company and its subsidiaries have a number of contributory funded defined benefit pension plans and unfunded lump-sum payment plans to provide retirement and severance benefits to substantially all employees. The Company and certain subsidiaries adopted cash balance plans, and certain subsidiaries amended certain of their defined benefit plans to cash balance plans during the years ended March 31, 2011, 2010 and 2009.

Under the cash balance plans, each employee has a notional account which represents pension benefits. The balance in the notional account is based on principal credits, which are accumulated as employees render services, and interest credits, which are determined based on the market interest rates.

Under unfunded lump-sum payment plans, employees are entitled to lump-sum payments based on their earnings and the length of service at retirement or termination of employment for reasons other than dismissal for cause.

Net periodic benefit cost for the funded benefit pension plans and the unfunded lump-sum payment plans for the years ended March 31, 2011, 2010 and 2009 consists of the following components:

	Yen (millions)
	2011	2010	2009
Service cost	71,881	71,777	72,064
Interest cost	54,036	55,352	54,701
Expected return on plan assets for the period	(35,741)	(33,564)	(45,804)
Amortization of prior service benefit	(23,614)	(22,005)	(21,103)
Amortization of actuarial loss	89,549	96,399	71,857
Transfer to defined contribution pension plan	1,806	39	(1,289)
Curtailments (gain) loss	1,082	(227)	—
Settlements loss	—	603	—
Employees' contributions	(162)	(164)	(489)

Net periodic benefit cost	158,837	168,210	129,937

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during the year ending March 31, 2012 are as follows:

Yen (millions)
Prior service benefit	(22,964)
Actuarial loss	94,364

Reconciliations of beginning and ending balances of the benefit obligation and the fair value of plan assets of the contributory funded defined benefit pension plans and the benefit obligation of unfunded lump-sum payment plans are as follows:

	Yen (millions)
	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	2,193,449	2,205,459
Service cost	71,881	71,777
Interest cost	54,036	55,352
Plan amendments	993	275
Actuarial loss	24,422	26,734
Benefits paid	(144,528)	(160,046)
Acquisitions and divestitures	3,329	396
Transfer to defined contribution pension plan	(9,355)	(996)
Curtailments	644	129
Settlements	—	(3,956)
Foreign currency exchange rate changes	(6,386)	(1,675)

Benefit obligation at end of year	2,188,485	2,193,449

Change in plan assets:
Fair value of plan assets at beginning of year	1,269,133	1,123,646
Actual return on plan assets	3,539	169,004
Employers' contributions	110,439	100,299
Employees' cash contributions	162	164
Benefits paid	(106,084)	(117,835)
Acquisitions and divestitures	4,944	270
Transfer to defined contribution pension plan	(1,547)	(954)
Settlements	—	(3,956)
Foreign currency exchange rate changes	(4,861)	(1,505)

Fair value of plan assets at end of year	1,275,725	1,269,133

Funded status	(912,760)	(924,316)

Amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Other assets	9,785	11,409
Accrued expenses	(30,730)	(30,542)
Retirement and severance benefits	(891,815)	(905,183)

	(912,760)	(924,316)

Amounts recognized in accumulated other comprehensive loss as of March 31, 2011 and 2010 consist of:

	Yen (millions)
	2011	2010
Prior service benefit	(129,918)	(153,502)
Actuarial loss	618,905	655,669

	488,987	502,167

The Company and all subsidiaries use their year-end as a measurement date. Weighted-average assumptions used to determine the year-end benefit obligations are as follows:

	2011	2010
Discount rate	2.4%	2.5%
Rate of compensation increase	2.6%	2.6%

Weighted-average assumptions used to determine the net periodic pension cost for the years ended March 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Discount rate	2.5%	2.6%	2.5%
Expected long-term return on plan assets	2.9%	3.0%	3.4%
Rate of compensation increase	2.6%	2.7%	2.7%

The expected long-term rate of return on plan assets is developed for each asset class, and is determined primarily on historical returns on the plan assets and other factors.

The accumulated benefit obligation was ¥2,102,801 million as of March 31, 2011 and ¥2,107,093 million as of March 31, 2010.

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

	Yen (millions)
	2011	2010
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	1,874,847	1,917,053
Plan assets	1,028,469	1,058,941
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,004,552	2,061,648
Plan assets	1,082,007	1,125,923

The objective of the Company's investment policy is to ensure a stable return from the plans' investments over the long term, which allows the Company's and certain subsidiaries' pension funds to meet their future obligations, and the Company and certain subsidiaries attempt to maintain the pension funds in sound condition. In order to achieve the above objective, a target rate of return is established, taking into consideration the composition of participants, level of funded status, the Company's and certain subsidiaries' capacity to absorb risks and the current economic environment. Also, a target asset allocation is established to achieve a target rate of return, based on the expected rate of return by each asset class, the standard deviation of the rate of return and the correlation coefficient among the assets. The investments are diversified. Under the current target asset allocation, approximately 30 percent of plan assets are invested in equity securities and approximately 45 percent are invested in domestic and foreign government bonds and corporate bonds. The remaining 25 percent are invested in other assets, such as hedge funds, private equity funds and life insurance company general accounts. The Company and certain subsidiaries reduced the ratio of equity securities during the year ended March 31, 2011 in order to reduce the risks resulting from volatility in the equity markets. Rebalancing will occur if markets fluctuate in excess of certain levels. The Company and certain subsidiaries periodically review actual returns on assets, economic environments and their capacity to absorb risk and realign the target asset allocation if necessary.

The Company and certain subsidiaries prioritize the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1

Quoted prices for identical assets in active markets.

Level 2

Quoted prices for similar assets in active markets; quoted prices associated with transactions that are not distressed for identical or similar assets in markets that are not active; or, valuations whose significant inputs are derived from or corroborated by observable market data.

Level 3

Valuations using inputs that are not observable.

The following table presents the plan assets that are measured at fair value as of March 31, 2011 and 2010.

	Yen (millions)
	2011
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Equity securities (a)	112,808	108,888	3,920	—
Government and municipal debt securities (b)	118,165	113,182	4,983	—
Corporate and other debt securities (c)	62,148	—	31,048	31,100
Hedge funds (d)	55,359	—	13,014	42,345
Securitization products (e)	34,087	—	—	34,087
Cash and cash equivalents	25,457	25,457	—	—
Life insurance company general accounts (f)	116,558	—	116,558	—
Commingled funds (g)	703,279	—	666,127	37,152
Other	47,864	37,240	6,974	3,650

	1,275,725	284,767	842,624	148,334

	Yen (millions)
	2010
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Equity securities (a)	132,255	131,264	991	—
Government and municipal debt securities (b)	190,906	183,077	7,829	—
Corporate and other debt securities (c)	50,770	—	31,277	19,493
Hedge funds (d)	57,642	—	8,256	49,386
Securitization products (e)	29,262	—	—	29,262
Cash and cash equivalents	20,038	20,038	—	—
Life insurance company general accounts (f)	85,298	—	85,298	—
Commingled funds (g)	661,672	—	624,190	37,482
Other	41,290	26,857	9,511	4,922

	1,269,133	361,236	767,352	140,545

(a)	Approximately 75 percent and 85 percent of equity securities are invested in Japan-listed stocks as of March 31, 2011 and 2010, respectively. Approximately 25 percent and 15 percent of equity securities are invested in stocks listed overseas as of March 31, 2011 and 2010, respectively. Equity securities are primarily valued at quoted market prices.
(b)	Approximately 80 percent of government and municipal debt securities are invested in bonds issued in Japan and primarily consist of Japanese government bonds as of March 31, 2011 and 2010. Approximately 20 percent of government and municipal debt securities are invested in bonds issued in overseas markets and primarily consist of foreign government bonds as of March 31, 2011 and 2010. Government and municipal debt securities are primarily valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates.
(c)	Approximately 25 percent and 30 percent of corporate and other debt securities are invested in bonds issued in Japan as of March 31, 2011 and 2010, respectively. Approximately 75 percent and 70 percent of corporate and other debt securities are invested in bonds issued in overseas markets as of March 31, 2011 and 2010, respectively. Corporate and other debt securities are mainly valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates. If these values are not available, corporate and other debt securities are valued at theoretical prices, taking into consideration the interest rates of government bonds of the related countries, swap interest rates and credit risks.
(d)	Hedge funds are invested primarily in relative value strategy funds, event driven funds, equity long/short funds, and macroeconomic and Commodity Trading Advisor (CTA) funds. Hedge funds are valued using the Net Asset Value (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding.
(e)	Securitization products are invested primarily in collateralized loan obligations. These investments are valued at prices provided by financial institutions. The Company corroborates the prices, taking into consideration primarily the market values of the underlying loans, the market values of similar debt securities, and the future expected default rates and recovery rates of the collateralized loans.
(f)	Life insurance company general accounts are valued at conversion value at the end of the period.
(g)	Commingled funds represent pooled institutional investments. Approximately 35 percent of commingled funds are invested in listed stocks as of March 31, 2011 and 2010, 40 percent and 35 percent in government and municipal debt securities as of March 31, 2011 and 2010, respectively, 10 percent in corporate and other debt securities as of March 31, 2011 and 2010, and 15 percent and 20 percent in other assets as of March 31, 2011 and 2010, respectively. Commingled funds are valued at their NAV provided by the administrators of the funds, which are based on the value of the underlying assets owned by the funds, divided by the number of units outstanding.

The following table presents the reconciliation of the beginning and ending balances of Level 3 assets for the year ended March 31, 2011 and 2010.

	Yen (millions)
	2011
	Beginning balance at March 31, 2010	Actual return on plan assets still held at the reporting date	Realized gain or loss on plan assets sold during the period	Purchases, sales, and settlements, net	Transfers in and/or out of Level 3	Foreign currency exchange	Ending balance at March 31, 2011
Corporate and other debt securities	19,493	197	12	11,434	133	(169)	31,100
Hedge funds	49,386	2,082	(370)	(8,723)	—	(30)	42,345
Securitization products	29,262	7,283	1,090	(3,452)	(71)	(25)	34,087
Commingled funds	37,482	(3,485)	(375)	3,660	32	(162)	37,152
Other	4,922	(463)	537	(1,339)	—	(7)	3,650

	140,545	5,614	894	1,580	94	(393)	148,334

	Yen (millions)
	2010
	Beginning balance at March 31, 2009	Actual return on plan assets still held at the reporting date	Realized gain or loss on plan assets sold during the period	Purchases, sales, and settlements, net	Transfers in and/or out of Level 3	Foreign currency exchange	Ending balance at March 31, 2010
Corporate and other debt securities	5,952	123	87	13,446	—	(115)	19,493
Hedge funds	82,161	8,574	227	(41,583)	—	7	49,386
Securitization products	16,097	14,496	342	(1,677)	—	4	29,262
Commingled funds	44,063	(6,193)	(1,056)	665	—	3	37,482
Other	5,987	(529)	(91)	(447)	—	2	4,922

	154,260	16,471	(491)	(29,596)	—	(99)	140,545

The Company and its subsidiaries expect to contribute ¥116,985 million to their defined benefit plans for the year ending March 31, 2012.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid.

Years ending March 31	Yen (millions)
2012	138,777
2013	133,341
2014	119,437
2015	124,694
2016	124,962
2017-2021	620,220

(b)	Defined contribution plans

The Company and certain subsidiaries have a number of defined contribution plans. The amount of cost recognized for the Company's and certain subsidiaries' contributions to the plans for the years ended March 31, 2011, 2010 and 2009 were ¥18,593 million, ¥18,758 million and ¥18,059 million, respectively.